Derivative Liabilities (Details) - Schedule of Convertible Notes – Related Parties	12 Months Ended
Dec. 31, 2022 USD ($)
Promissory Notes [Member]
Derivative Liabilities (Details) - Schedule of Convertible Notes – Related Parties [Line Items]
Maturity date of promissory notes	1 year
Interest rate	10.00%
Default interest rate	15.00%
Collateral	Unsecured
Conversion Rate	2
Balance - December 31, 2021
Face amount of notes	888,889
Less: unamortized debt discount	(407,555)
Add: accrued interest on promissory notes	54,567
Balance - December 31, 2022	$ 535,901
Convertible Notes [Member]
Derivative Liabilities (Details) - Schedule of Convertible Notes – Related Parties [Line Items]
Maturity date of promissory notes	1 year
Interest rate	6.00%
Default interest rate	15.00%
Collateral	Unsecured
Conversion Rate	2
Balance - December 31, 2021
Face amount of notes	338,889
Less: unamortized debt discount	(155,443)
Add: accrued interest on promissory notes	11,651
Balance - December 31, 2022	$ 195,097